[LETTERHEAD OF CLIFFORD CHANCE US LLP]

March 24, 2017

VIA EDGAR

Alison White

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Aetos Capital Distressed Investment Strategies Fund, LLC

(the “Fund”) (File Nos. 333- and 811-21059)

Dear Ms. White:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), a copy of the Fund’s new shelf registration statement on Form N-2 (the “Registration Statement”). For the purposes of the Investment Company Act, this filing is Post-Effective Amendment No. 11 to the Registration Statement.

If you have any questions concerning the foregoing, please call me at (212) 878-3263.

Best Regards,

/s/ Margaret H. Mo

Margaret H. Mo